SUPPLEMENT TO THE PROSPECTUSES,

SUMMARY PROSPECTUSES AND

STATEMENT OF ADDITIONAL INFORMATION (“SAI”)

OF

WELLS FARGO MUNICIPAL INCOME FUNDS

Wells Fargo California Tax-Free Fund

Wells Fargo Municipal Bond Fund

Wells Fargo Pennsylvania Tax-Free Fund

(each a “Fund”, together the “Funds”)

Effective immediately, Class B shareholders of other Wells Fargo Funds are no longer able to exchange their shares for Class B shares of the Funds.

            Effective on December 6, Class B shares of the Funds will no longer be offered. All references to Class B shares in the Fund’s prospectuses, summary prospectuses and SAI will be removed.

October 21, 2016                                                                                                         MIR106/P1101S2